Disaggregation of Revenue (Details) - Schedule of Revenue - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Recurring revenue
Total segment revenue		$ 3,104	$ 2,649
Transferred at Point in Time [Member]
Recurring revenue
Total segment revenue		2,049	1,188	$ 5,450	$ 5,807
Transferred over Time [Member]
Recurring revenue
Total segment revenue		1,055	1,461
Continuing Operations [Member] | Transferred at Point in Time [Member]
Recurring revenue
Total segment revenue				5,445	5,803
Discontinued Operations [Member] | Transferred at Point in Time [Member]
Recurring revenue
Total segment revenue				5	4
Long-Term Contract with Customer [Member]
Recurring revenue
Total segment revenue		1,014	1,051	9,530	7,190
Long-Term Contract with Customer [Member] | Continuing Operations [Member]
Recurring revenue
Total segment revenue				4,060	3,844
Long-Term Contract with Customer [Member] | Discontinued Operations [Member]
Recurring revenue
Total segment revenue				5,470	3,346
Long-Term Contract with Customer [Member] | Hardware [Member]
Recurring revenue
Total segment revenue					3
Long-Term Contract with Customer [Member] | Hardware [Member] | Continuing Operations [Member]
Recurring revenue
Total segment revenue
Long-Term Contract with Customer [Member] | Hardware [Member] | Discontinued Operations [Member]
Recurring revenue
Total segment revenue					3
Long-Term Contract with Customer [Member] | Software [Member]
Recurring revenue
Total segment revenue				9,530	7,152
Long-Term Contract with Customer [Member] | Software [Member] | Continuing Operations [Member]
Recurring revenue
Total segment revenue				4,060	3,844
Long-Term Contract with Customer [Member] | Software [Member] | Discontinued Operations [Member]
Recurring revenue
Total segment revenue				5,470	3,308
Long-Term Contract with Customer [Member] | Professional Services [Member]
Recurring revenue
Total segment revenue					35
Long-Term Contract with Customer [Member] | Professional Services [Member] | Continuing Operations [Member]
Recurring revenue
Total segment revenue
Long-Term Contract with Customer [Member] | Professional Services [Member] | Discontinued Operations [Member]
Recurring revenue
Total segment revenue					35
Short-Term Contract with Customer [Member]
Recurring revenue
Total segment revenue		$ 2,090	$ 1,598	19,418	15,995
Short-Term Contract with Customer [Member] | Continuing Operations [Member]
Recurring revenue
Total segment revenue				10,948	9,627
Short-Term Contract with Customer [Member] | Discontinued Operations [Member]
Recurring revenue
Total segment revenue				8,470	6,368
Short-Term Contract with Customer [Member] | Hardware [Member]
Recurring revenue
Total segment revenue				3,906	3,830
Short-Term Contract with Customer [Member] | Hardware [Member] | Continuing Operations [Member]
Recurring revenue
Total segment revenue				3,905	3,794
Short-Term Contract with Customer [Member] | Hardware [Member] | Discontinued Operations [Member]
Recurring revenue
Total segment revenue				1	36
Short-Term Contract with Customer [Member] | Software [Member]
Recurring revenue
Total segment revenue				1,544	1,974
Short-Term Contract with Customer [Member] | Software [Member] | Continuing Operations [Member]
Recurring revenue
Total segment revenue				1,540	1,989
Short-Term Contract with Customer [Member] | Software [Member] | Discontinued Operations [Member]
Recurring revenue
Total segment revenue				4	(15)
Short-Term Contract with Customer [Member] | Professional Services [Member]
Recurring revenue
Total segment revenue				4,438	3,001
Short-Term Contract with Customer [Member] | Professional Services [Member] | Continuing Operations [Member]
Recurring revenue
Total segment revenue				1,443
Short-Term Contract with Customer [Member] | Professional Services [Member] | Discontinued Operations [Member]
Recurring revenue
Total segment revenue				2,995	3,001
Short-Term Contract with Customer [Member] | Total non-recurring revenue [Member]
Recurring revenue
Total segment revenue				9,888	8,805
Short-Term Contract with Customer [Member] | Total non-recurring revenue [Member] | Continuing Operations [Member]
Recurring revenue
Total segment revenue				6,888	5,783
Short-Term Contract with Customer [Member] | Total non-recurring revenue [Member] | Discontinued Operations [Member]
Recurring revenue
Total segment revenue				3,000	3,022
Indoor Intelligence [Member] | Transferred at Point in Time [Member]
Recurring revenue
Total segment revenue	[1]			4,037	4,371
Indoor Intelligence [Member] | Transferred over Time [Member]
Recurring revenue
Total segment revenue	[2],[3]			10,576	6,676
Indoor Intelligence [Member] | Continuing Operations [Member] | Transferred at Point in Time [Member]
Recurring revenue
Total segment revenue	[1]			4,032	4,367
Indoor Intelligence [Member] | Continuing Operations [Member] | Transferred over Time [Member]
Recurring revenue
Total segment revenue	[2],[3]			2,111	312
Indoor Intelligence [Member] | Discontinued Operations [Member] | Transferred at Point in Time [Member]
Recurring revenue
Total segment revenue	[1]			5	4
Indoor Intelligence [Member] | Discontinued Operations [Member] | Transferred over Time [Member]
Recurring revenue
Total segment revenue	[2],[3]			8,465	6,364
Saves [Member] | Transferred at Point in Time [Member]
Recurring revenue
Total segment revenue	[1]			1,413	1,436
Saves [Member] | Transferred over Time [Member]
Recurring revenue
Total segment revenue	[3]			1,362	1,501
Saves [Member] | Continuing Operations [Member] | Transferred at Point in Time [Member]
Recurring revenue
Total segment revenue	[1]			1,413	1,436
Saves [Member] | Continuing Operations [Member] | Transferred over Time [Member]
Recurring revenue
Total segment revenue	[3]			1,362	1,501
Saves [Member] | Discontinued Operations [Member] | Transferred at Point in Time [Member]
Recurring revenue
Total segment revenue	[1]
Saves [Member] | Discontinued Operations [Member] | Transferred over Time [Member]
Recurring revenue
Total segment revenue	[3]
Shoom [Member] | Transferred at Point in Time [Member]
Recurring revenue
Total segment revenue	[1]
Shoom [Member] | Transferred over Time [Member]
Recurring revenue
Total segment revenue	[3]			2,030	2,011
Shoom [Member] | Continuing Operations [Member] | Transferred at Point in Time [Member]
Recurring revenue
Total segment revenue	[1]
Shoom [Member] | Continuing Operations [Member] | Transferred over Time [Member]
Recurring revenue
Total segment revenue	[3]			2,030	2,011
Shoom [Member] | Discontinued Operations [Member] | Transferred at Point in Time [Member]
Recurring revenue
Total segment revenue	[1]
Shoom [Member] | Discontinued Operations [Member] | Transferred over Time [Member]
Recurring revenue
Total segment revenue	[3]
Total segment revenue [Member] | Transferred over Time [Member]
Recurring revenue
Total segment revenue				13,968	10,188
Total segment revenue [Member] | Continuing Operations [Member] | Transferred over Time [Member]
Recurring revenue
Total segment revenue				5,503	3,824
Total segment revenue [Member] | Discontinued Operations [Member] | Transferred over Time [Member]
Recurring revenue
Total segment revenue				8,465	6,364
Transferred over Time [Member]
Recurring revenue
Total segment revenue				19,418	15,995
Transferred over Time [Member] | Continuing Operations [Member]
Recurring revenue
Total segment revenue				10,948	9,627
Transferred over Time [Member] | Discontinued Operations [Member]
Recurring revenue
Total segment revenue				$ 8,470	$ 6,368

[1]	Hardware and Software’s performance obligation is satisfied at a point in time where when they are shipped to the customer.
[2]	Professional services are also contracted on the fixed fee and time and materials basis. Fixed fees are paid monthly, in phases, or upon acceptance of deliverables. The Company has elected the practical expedient to recognize revenue for the right to invoice because the Company’s right to consideration corresponds directly with the value to the customer of the performance completed to date, in which revenue is recognized over time.
[3]	Software As A Service Revenue’s performance obligation is satisfied evenly over the service period using a time-based measure because the Company is providing continuous access to its service and service is recognized overtime.